BAKER BOTTS L.L.P.
30 Rockefeller Plaza
New York, New York 10112

July 15, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Document Control—EDGAR

Re:
Amendment No. 3 to Form 10 of Discovery Holding Company

Ladies and Gentlemen:

        On behalf of our client, Discovery Holding Company, a Delaware corporation (the "Company"), we hereby transmit for electronic filing, pursuant to Section 12(g) of the Securities Exchange Act of 1934 (the "Exchange Act"), Amendment No. 3 ("Amendment No. 3") to the Registration Statement on Form 10 of the Company (the "Registration Statement"). We are filing this Amendment No. 3 to include certain updated exhibits, including the final form of the information statement filed as Exhibit 99.1 to the Registration Statement (the "Information Statement"). Please be advised that on Friday, July 8, 2005, the Company was informed that the staff of the Securities and Exchange Commission had no further comments to the Information Statement.

        Please direct any questions or comments with respect to this Amendment No. 3 to the Registration Statement or the Information Statement to me at 212.408.2597 or to my colleague John Winter at 212.408.2542.

Sincerely,
/s/ MARC A. LEAF
Marc A. Leaf
cc:
Liberty Media Corporation
Charles Y. Tanabe
Christopher W. Shean